Financial Instruments and Financial Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) GBP (£)	Dec. 31, 2021 USD ($) Risk	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 USD ($) GBP (£)		Dec. 31, 2020 USD ($) EUR (€)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Financial Instruments [Line Items]
Number of risk identified | Risk					2
Trade payables	$ 342,938,000	$ 342,938,000	$ 342,938,000	$ 342,938,000	$ 342,938,000	$ 342,938,000	$ 277,827,000		$ 277,827,000		$ 277,827,000
Other payables	22,208,000	22,208,000	22,208,000	22,208,000	22,208,000	22,208,000	16,642,000		16,642,000		16,642,000
Social security and other taxes	69,053,000	69,053,000	69,053,000	69,053,000	69,053,000	69,053,000	76,820,000		76,820,000		76,820,000
Net proceeds from notes issued							1,241,861,000
Restricted cash	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000	2,300,000
Total (deficit)/equity	$ 270,616,000	270,616,000	270,616,000	270,616,000	270,616,000	270,616,000	(1,658,642,000)	[1]	(1,658,642,000)	[1]	(1,658,642,000)	[1]	$ 1,337,832,000	$ 1,128,431,000
Description of sources of hedge ineffectiveness that emerged in hedging relationship	The key sources of risk that could result ineffectiveness include credit risk, a change in the economic relationship between the hedged item and the hedging instrument, a potential change in timing in relation to the hedged item, the currency basis risk, exchange rate volatility and a substantial reduction in the market liquidity for the hedging instrument.
Description of how entity establishes hedge ratio	Under the Group’s hedging policy, the critical terms of the foreign currency derivatives must align with the hedged items. The contracts are denominated in the same currency as the highly probable future sales and purchases, which are expected to occur within a maximum 24-month period, which determines the hedge relationship to be 1:1.
Put and call option liabilities	$ 836,609,000	836,609,000	$ 836,609,000	$ 836,609,000	$ 836,609,000	$ 836,609,000	348,937,000	[1]	$ 348,937,000	[1]	$ 348,937,000	[1]
Hedge Items
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		9,900,000					(16,400,000)
Hedge Items | Inventory | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		(2,100,000)					1,200,000
Hedge Items | Revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period							100,000
Hedge Items | Cost of revenue | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		(1,400,000)					800,000
Hedge Items | Selling, General and Administrative Expenses | Cash Flow Hedge
Disclosure Of Financial Instruments [Line Items]
Gains/losses on cash flow hedges arising during the period		$ 13,400,000					$ (18,500,000)
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%		1.00%
Alibaba and Richemont
Disclosure Of Financial Instruments [Line Items]
Non-current put-call option liabilities	$ 498,000,000.0	$ 498,000,000.0	$ 498,000,000.0	$ 498,000,000.0	$ 498,000,000.0	$ 498,000,000.0
Non-current put-call option liabilities expected to mature	2026
Palm Angels
Disclosure Of Financial Instruments [Line Items]
Non-current put-call option liabilities	$ 150,300,000	150,300,000	$ 150,300,000	150,300,000	150,300,000	150,300,000
Non-current put-call option liabilities expected to mature	2026
Palm Angels | Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Shareholding percentage related to put and call option			40.00%
Put and call option liabilities	$ 144,600,000	144,600,000	$ 144,600,000	$ 144,600,000	$ 144,600,000	$ 144,600,000
Increase/Decrease in present value of put and call option liability		$ 11,400,000
Palm Angels | Put and Call Option Liabilities | Revenue
Disclosure Of Financial Instruments [Line Items]
Percentage of increase in fair value measurement input	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Related fair value remeasurement loss		$ 15,100,000
Chalhoub
Disclosure Of Financial Instruments [Line Items]
Non-current put-call option liabilities	$ 188,300,000	188,300,000	$ 188,300,000	$ 188,300,000	$ 188,300,000	$ 188,300,000	$ 344,400,000		$ 344,400,000		$ 344,400,000
Non-current put-call option liabilities expected to mature	2022
Chalhoub | Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Shareholding percentage related to put and call option			20.00%
Put and call option liabilities													105,600,000
Increase/Decrease in present value of put and call option liability		(156,100,000)					$ 288,900,000						$ (43,200,000)
Strategic Arrangement with Alibaba and Richemont | Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Put and call option liabilities	$ 744,200,000	744,200,000	$ 744,200,000	$ 744,200,000	$ 744,200,000	$ 744,200,000
Increase/Decrease in present value of put and call option liability		$ 246,100,000
Further percentage that allows put-call option holder to purchase	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Description of put-call option	allows the holder to either purchase a further 12.5% of Farfetch China after the third year of operations, and an additional option to potentially convert or require the conversion of the investment in Farfetch China to shares in Farfetch Limited, under specific conditions
Forward Exchange Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate				1.37		1.13			1.31		1.19
Forward Currency Call Option Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate | £									1.35
Forward Currency Put Option Contracts
Disclosure Of Financial Instruments [Line Items]
Average exchange rate | £									1.28

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.